Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	December 31, 2025	December 31, 2024
Accounts receivable from third-party customers	$10,968,823	$9,553,163
Less: allowance for credit losses	(1,719,781)	(367,577)
Account receivable, net	$9,249,042	$9,185,586

	December 31, 2025	December 31, 2024
Accounts receivable from non-state-owned customers	$8,282,192	$6,953,823
Accounts receivable from state-owned customers	2,686,631	2,599,340
Less: allowance for credit losses	(1,719,781)	(367,577)
Account receivable, net	$9,249,042	$9,185,586

Schedule of Allowance for Credit Losses

Allowance for credit losses movement is as follows:

	December 31, 2025	December 31, 2024
Beginning balance	$367,577	$375,975
Provision	1,336,110	1,900
Foreign currency translation adjustments	16,094	(10,298)
Ending balance	$1,719,781	$367,577